Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2040 Fund))	0 Months Ended
	Jun. 27, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	2.32%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.24%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	2.21%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average daily net assets per fiscal year for all classes. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (including the combined direct (fund level) and indirect (underlying fund level) expenses, but excluding any applicable dividend expense, taxes, interest and fees from borrowing, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.75% for Class N shares, and 1.25% for Class Y shares as calculated on the daily net assets of the Fund. Each of these voluntary fee waivers and/or reimbursements may not be amended or withdrawn until one year from the date of this prospectus.